Distribution Date:	10/19/26	Wells Fargo Commercial Mortgage Trust 2014-LC18
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Wells Fargo Commercial Mortgage Trust 2014-LC18
Series 2014-LC18

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States

Bond / Collateral Reconciliation - Cash Flows	7	NCB Master Servicer & Co-	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8	op Special Servicer

Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
			2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14
		Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 2)	15
			Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com

Principal Prepayment Detail	16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States

Historical Detail	17	Trust Advisor	Park Bridge Lender Services LLC

Delinquency Loan Detail	18		David Rodgers	(212) 230-9025

Collateral Stratification and Historical Detail	19		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States

Specially Serviced Loan Detail - Part 1	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 2	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Modified Loan Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	24
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	25
			1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989AAQ8	1.437000%	57,464,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989AAR6	2.954000%	63,915,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989AAS4	3.271000%	61,343,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989AAT2	3.147000%	255,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	94989AAU9	3.405000%	273,256,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989AAV7	3.244000%	85,961,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989AAW5	3.808000%	96,771,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.50%
B	94989AAZ8	3.959000%	48,386,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.25%
C	94989ABA2	4.193000%	37,001,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	14.00%
D	94989AAA3	3.957000%	76,847,000.00	62,105,787.71	438,855.37	204,793.83	0.00	0.00	643,649.20	61,666,932.34	51.30%	7.25%
E	94989AAC9	2.840000%	29,885,000.00	29,885,000.00	0.00	95,846.35	0.00	0.00	95,846.35	29,885,000.00	27.70%	4.63%
F	94989AAE5	2.840000%	18,501,000.00	18,501,000.00	0.00	0.00	0.00	0.00	0.00	18,501,000.00	13.09%	3.00%
G	94989AAG0	2.840000%	34,154,364.00	16,477,393.80	0.00	0.00	0.00	(96,333.74)	0.00	16,573,727.54	0.00%	0.00%
V	94989ABE4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989ABC8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,138,484,366.00	126,969,181.51	438,855.37	300,640.18	0.00	(96,333.74)	739,495.55	126,626,659.88

X-A	94989AAX3	4.549431%	893,710,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94989AAY1	0.592431%	162,234,000.00	62,105,787.71	0.00	30,661.14	0.00	0.00	30,661.14	61,666,932.34
X-E	94989AAJ4	1.709431%	29,885,000.00	29,885,000.00	0.00	42,571.94	0.00	0.00	42,571.94	29,885,000.00
X-F	94989AAL9	1.709431%	18,501,000.00	18,501,000.00	0.00	26,355.14	0.00	0.00	26,355.14	18,501,000.00
X-G	94989AAN5	1.709431%	34,154,364.00	16,477,393.80	0.00	23,472.47	0.00	0.00	23,472.47	16,573,727.54
Notional SubTotal			1,138,484,364.00	126,969,181.51	0.00	123,060.69	0.00	0.00	123,060.69	126,626,659.88

Deal Distribution Total					438,855.37	423,700.87	0.00	(96,333.74)	862,556.24

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989AAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989AAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989AAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989AAT2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	94989AAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989AAV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989AAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989AAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	94989ABA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	94989AAA3	808.17452484	5.71076776	2.66495543	0.00000000	0.00000000	0.00000000	0.00000000	8.37572319	802.46375708
E	94989AAC9	1,000.00000000	0.00000000	3.20717249	(0.84050594)	26.49932642	0.00000000	0.00000000	3.20717249	1,000.00000000
F	94989AAE5	1,000.00000000	0.00000000	0.00000000	2.36666667	47.33333333	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989AAG0	482.43890005	0.00000000	0.00000000	1.14177210	82.58372078	0.00000000	(2.82053971)	0.00000000	485.25943976
V	94989ABE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989ABC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989AAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94989AAY1	382.81610334	0.00000000	0.18899331	0.00000000	0.00000000	0.00000000	0.00000000	0.18899331	380.11102691
X-E	94989AAJ4	1,000.00000000	0.00000000	1.42452535	0.00000000	0.00000000	0.00000000	0.00000000	1.42452535	1,000.00000000
X-F	94989AAL9	1,000.00000000	0.00000000	1.42452516	0.00000000	0.00000000	0.00000000	0.00000000	1.42452516	1,000.00000000
X-G	94989AAN5	482.43890005	0.00000000	0.68724658	0.00000000	0.00000000	0.00000000	0.00000000	0.68724658	485.25943976

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	09/01/26 - 09/30/26	30	0.00	30,661.14	0.00	30,661.14	0.00	0.00	0.00	30,661.14	0.00
X-E	09/01/26 - 09/30/26	30	0.00	42,571.94	0.00	42,571.94	0.00	0.00	0.00	42,571.94	0.00
X-F	09/01/26 - 09/30/26	30	0.00	26,355.14	0.00	26,355.14	0.00	0.00	0.00	26,355.14	0.00
X-G	09/01/26 - 09/30/26	30	0.00	23,472.47	0.00	23,472.47	0.00	0.00	0.00	23,472.47	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	09/01/26 - 09/30/26	30	0.00	204,793.83	0.00	204,793.83	0.00	0.00	0.00	204,793.83	0.00
E	09/01/26 - 09/30/26	30	817,050.89	70,727.83	0.00	70,727.83	(25,118.52)	0.00	0.00	95,846.35	791,932.37
F	09/01/26 - 09/30/26	30	831,928.30	43,785.70	0.00	43,785.70	43,785.70	0.00	0.00	0.00	875,714.00
G	09/01/26 - 09/30/26	30	2,781,597.96	38,996.50	0.00	38,996.50	38,996.50	0.00	0.00	0.00	2,820,594.46
Totals			4,430,577.15	481,364.55	0.00	481,364.55	57,663.68	0.00	0.00	423,700.87	4,488,240.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989AAW5	N/A	96,771,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989AAZ8	N/A	48,386,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989ABA2	N/A	37,001,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,158,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PEX	94989ABB0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	862,556.24
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	479,697.38	Master Servicing Fee	4,221.19
Interest Reductions due to Nonrecoverability Determination	(64,047.95)	Certificate Administrator Fee	213.23
Interest Adjustments	6,764.29	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	52.90
ARD Interest	0.00	Trust Advisor Fee	124.92
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	422,413.72	Total Fees	4,822.24

Principal		Expenses/Reimbursements
Scheduled Principal	237,645.37	Reimbursement for Interest on Advances	(98.77)
Unscheduled Principal Collections		ASER Amount	(19,465.34)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,454.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	147,733.75	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	(42,857.49)	Non-Recoverable Advances	(96,333.74)
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	342,521.63	Total Expenses/Reimbursements	(102,443.13)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	423,700.87
Excess Liquidation Proceeds	0.00	Principal Distribution	438,855.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	862,556.24
Total Funds Collected	764,935.35	Total Funds Distributed	764,935.35

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	126,969,181.51	126,969,181.51	Beginning Certificate Balance	126,969,181.51
(-) Scheduled Principal Collections	237,645.37	237,645.37	(-) Principal Distributions	438,855.37
(-) Unscheduled Principal Collections	147,733.75	147,733.75	(-) Realized Losses	(96,333.74)
(-) Principal Adjustments (Cash)	(42,857.49)	(42,857.49)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	(96,333.74)
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	126,626,659.88	126,626,659.88	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	127,648,656.39	127,648,656.39	Ending Certificate Balance	126,626,659.88
Ending Actual Collateral Balance	127,271,783.10	127,271,783.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	130,999.10	0.00	UC / (OC) Change	0.00
Current Period Advances	(96,333.74)	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	34,665.36	0.00	Net WAC Rate	4.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	3	43,015,906.01	33.97%	(22)	4.6313	(0.210452)
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	28,261,786.85	22.32%	(22)	5.2090	1.328200
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	23,348,967.02	18.44%	(23)	4.2820	1.999100
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	1	11,072,750.89	8.74%	(21)	4.7300	1.224300	2.51 to 2.75	1	32,000,000.00	25.27%	(22)	3.9900	2.723900
15,000,001 to 20,000,000	2	31,943,155.12	25.23%	(22)	4.5971	(0.707793)	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	51,610,753.87	40.76%	(22)	4.7896	1.631719	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 80,000,000	1	32,000,000.00	25.27%	(22)	3.9900	2.723900	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	6	126,626,659.88	100.00%	(22)	4.5338	1.281928	Totals	6	126,626,659.88	100.00%	(22)	4.5338	1.281928
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	32,000,000.00	25.27%	(22)	3.9900	2.723900
							Lodging	2	47,450,119.55	37.47%	(22)	4.1658	1.797481
Colorado	1	23,348,967.02	18.44%	(23)	4.2820	1.999100
							Office	2	44,754,822.42	35.34%	(22)	5.0067	0.375429
Kansas	1	16,493,035.57	13.02%	(22)	4.6600	(1.257200)
							Retail	2	34,421,717.91	27.18%	(22)	4.4261	1.749863
Michigan	1	28,261,786.85	22.32%	(22)	5.2090	1.328200
							Totals	6	126,626,659.88	100.00%	(22)	4.5338	1.281928
Texas	1	15,450,119.55	12.20%	(22)	4.5300	(0.121300)

Wisconsin	1	11,072,750.89	8.74%	(21)	4.7300	1.224300

Totals	6	126,626,659.88	100.00%	(22)	4.5338	1.281928

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	32,000,000.00	25.27%	(22)	3.9900	2.723900	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	23,348,967.02	18.44%	(23)	4.2820	1.999100	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	43,015,906.01	33.97%	(22)	4.6313	(0.210452)	49 months or greater	6	126,626,659.88	100.00%	(22)	4.5338	1.281928
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	6	126,626,659.88	100.00%	(22)	4.5338	1.281928
	5.001% to 5.250%	1	28,261,786.85	22.32%	(22)	5.2090	1.328200
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	126,626,659.88	100.00%	(22)	4.5338	1.281928
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	126,626,659.88	100.00%	(22)	4.5338	1.281928	Interest Only	1	32,000,000.00	25.27%	(22)	3.9900	2.723900
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	16,493,035.57	13.02%	(22)	4.6600	(1.257200)
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	4	78,133,624.31	61.70%	(22)	4.7298	1.227340
	Totals	6	126,626,659.88	100.00%	(22)	4.5338	1.281928	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months to 420 months	0	0.00	0.00%	0	0.0000	0.000000
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	126,626,659.88	100.00%	(22)	4.5338	1.281928
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	5	115,553,908.99	91.26%	(22)	4.5150	1.287450			No outstanding loans in this group
	13 months to 24 months	1	11,072,750.89	8.74%	(21)	4.7300	1.224300
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	126,626,659.88	100.00%	(22)	4.5338	1.281928
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	440000444	RT	Lakewood	CO	Actual/360	4.282%	84,178.04	241,329.13	0.00	N/A	11/01/24	11/01/26	23,590,296.15	23,348,967.02	10/01/26
7	303050007	OF	Southfield	MI	Actual/360	5.209%	123,004.73	74,876.00	0.00	N/A	12/06/24	--	28,336,662.85	28,261,786.85	09/06/26
8	303050008	LO	Cupertino	CA	Actual/360	3.990%	106,400.00	0.00	0.00	N/A	12/01/24	--	32,000,000.00	32,000,000.00	10/01/26
13	28000591	OF	Overland Park	KS	Actual/360	4.660%	0.00	0.00	0.00	N/A	12/06/24	--	16,493,035.57	16,493,035.57	01/06/25
16	310926091	LO	Austin	TX	Actual/360	4.530%	58,468.18	38,141.01	0.00	N/A	12/11/24	--	15,488,260.56	15,450,119.55	08/11/25
25	303050025	RT	Ashwaubenon	WI	Actual/360	4.730%	50,362.77	(11,824.51)	(42,857.49)	N/A	01/01/25	01/01/26	11,060,926.38	11,072,750.89	10/01/26
Totals							422,413.72	342,521.63	(42,857.49)				126,969,181.51	126,626,659.88
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	16,806,060.62	8,542,512.27	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,868,468.00	909,026.00	01/01/26	03/31/26	07/13/26	0.00	0.00	196,457.88	196,457.88	0.00	0.00
8	3,026,975.86	975,136.30	01/01/26	03/31/26	07/13/26	0.00	0.00	0.00	0.00	0.00	0.00
13	(735,268.98)	(399,847.99)	01/01/26	03/31/26	10/13/26	8,427,099.12	279,952.40	0.00	0.00	0.00	0.00
16	(93,801.84)	0.00	--	--	05/11/26	4,424,263.56	175,014.03	79,646.40	1,173,792.92	0.00	(96,333.74)
25	511,232.00	918,112.63	01/01/25	09/30/25	06/11/26	0.00	0.00	0.00	0.00	0.00	0.00
Totals	23,383,665.66	10,944,939.21				12,851,362.68	454,966.43	276,104.28	1,370,250.80	0.00	(96,333.74)

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	440000444	147,733.75	Partial Liquidation (Curtailment)	0.00	0.00
Totals		147,733.75		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	0	0.00	1	16,493,035.57	1	15,450,119.55	0	0.00	1	147,733.75	0	0.00	4.533774%	4.281655%	(22)
09/17/26	0	0.00	0	0.00	0	0.00	1	16,493,035.57	1	15,488,260.56	0	0.00	1	153,449.14	0	0.00	4.533674%	4.281949%	(21)
08/17/26	0	0.00	0	0.00	0	0.00	1	16,493,035.57	1	15,524,312.00	0	0.00	1	201,698.40	0	0.00	4.533611%	4.282263%	(20)
07/17/26	0	0.00	0	0.00	0	0.00	1	16,493,035.57	1	15,560,223.35	0	0.00	1	197,779.45	0	0.00	4.533454%	4.282565%	(19)
06/17/26	0	0.00	0	0.00	0	0.00	1	16,493,035.57	1	15,597,950.28	0	0.00	1	85,714.07	1	26,379,519.00	4.533324%	4.282884%	(18)
05/15/26	0	0.00	0	0.00	0	0.00	1	16,493,035.57	1	15,633,575.50	0	0.00	1	67,705.44	0	0.00	4.460818%	4.205181%	(17)
04/17/26	0	0.00	0	0.00	0	0.00	1	16,493,035.57	1	15,671,026.56	0	0.00	1	317,943.57	0	0.00	4.460932%	4.205466%	(16)
03/17/26	0	0.00	0	0.00	0	0.00	1	16,493,035.57	1	15,706,367.83	0	0.00	1	127,253.93	0	0.00	4.460760%	4.205813%	(15)
02/18/26	0	0.00	0	0.00	0	0.00	1	16,493,035.57	1	15,747,493.35	0	0.00	1	133,167.37	0	0.00	4.460833%	4.206137%	(14)
01/16/26	0	0.00	0	0.00	0	0.00	1	16,493,035.57	1	15,782,537.49	0	0.00	1	612,256.12	0	0.00	4.460862%	4.223564%	(13)
12/17/25	0	0.00	0	0.00	0	0.00	1	16,493,035.57	1	15,817,445.46	0	0.00	1	149,309.15	0	0.00	4.460375%	4.223941%	(12)
11/18/25	0	0.00	0	0.00	0	0.00	1	16,493,035.57	1	15,854,205.03	0	0.00	1	251,233.83	0	0.00	4.460400%	4.224234%	(11)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	303050007	09/06/26	0	5	196,457.88	196,457.88	9,550.00	28,336,662.85	10/29/24	11
13	28000591	01/06/25	20	5	0.00	0.00	32,007.31	16,553,723.59	06/15/23	2		12/02/24
16	310926091	08/11/25	13	5	79,646.40	1,173,792.92	0.00	15,959,678.75	05/21/20	7			05/06/25
Totals					276,104.28	1,370,250.80	41,557.31	60,850,065.19
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		103,277,693	43,072,751	28,261,787		31,943,155
0 - 6 Months		23,348,967	23,348,967		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	126,626,660	94,683,505	0	0	0	31,943,155
Sep-26	126,969,182	94,987,885	0	0	0	31,981,296
Aug-26	127,348,494	84,240,760	0	11,090,386	0	32,017,348
Jul-26	127,774,410	84,601,425	0	0	11,119,726	32,053,259
Jun-26	128,205,202	84,963,810	0	0	11,150,407	32,090,986
May-26	162,952,163	130,825,552	0	0	0	32,126,611
Apr-26	163,320,566	131,156,504	0	0	0	32,164,062
Mar-26	163,922,363	97,147,325	0	0	34,575,634	32,199,403
Feb-26	164,375,777	97,482,057	0	0	34,653,192	32,240,529
Jan-26	164,789,453	36,883,346	0	0	95,630,534	32,275,573
Dec-25	165,678,870	98,584,985	0	0	34,783,404	32,310,481
Nov-25	166,118,548	66,919,107	0	0	66,852,201	32,347,241
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	303050007	28,261,786.85	28,336,662.85	41,500,000.00	06/11/26	788,514.50	1.32820	03/31/26	12/06/24	217
8	303050008	32,000,000.00	32,000,000.00	41,500,000.00	05/29/26	881,546.05	2.72390	03/31/26	12/01/24	I/O
13	28000591	16,493,035.57	16,553,723.59	9,300,000.00	09/18/26	(479,432.74)	(1.25720)	03/31/26	12/06/24	157
16	310926091	15,450,119.55	15,959,678.75	13,500,000.00	03/06/26	(93,801.84)	(0.12130)	12/31/25	12/11/24	217
25	303050025	11,072,750.89	11,072,750.89	14,400,000.00	05/29/26	824,067.13	1.22430	09/30/25	01/01/25	217
Totals		103,277,692.86	103,922,816.08	120,200,000.00		1,920,893.10

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	303050007	OF	MI	10/29/24	11

The Borrower remains current under the Forbearance Agreement. The first 12-month extension option expires in December 2026. As of 7/1/2026, the property was 81.43% occupied. On 9/29/2026, the Borrower reconfirmed its plan to proceed

	with the second and fi nal 12-month extension option.

8	303050008	LO	CA	03/07/24	11
	Borrower previously indicated it would pay off the loan on 10/9/2026. On 9/29/2026 Special Servicer sent a payoff statement to Borrower.

13	28000591	OF	KS	06/15/23	2

The UST removal project was postponed to 10/2/2026. After removal, the receiver will schedule an inspection with the State. Once cleared, the Lender will move forward with the foreclosure of the Property.

16	310926091	LO	TX	05/21/20	7

Loan transferred to Special Servicing due to a payment default. Loan remained in Special Servicing due to low property performance and matured in December 2024. In February 2025, Borrower expressed its intention to surrender the property and transfer owne rship to the Special Servicer. Foreclosure occurred on May 6, 2025. Brand mandated PIP is due by November 2026. Current trailing twelve month occupancy is 60.1% and ADR is $106.64 as of August 2026. Property is listed

	on the market by CBRE. Expected dispo sition by November 2026.

25	303050025	RT	WI	02/12/26	11
	On 9/24/2026, Borrower provided Q2-2026 financials. As of 6/30/2026 the Property is 100% occupied with DSCR (NOI) of 1.39x and DSCR (NCF) of 1.25x.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	310925966	38,053,977.93	4.42000%	34,231,322.16	4.42000%	10	08/18/20	07/01/20	10/13/20
5	310925966	0.00	4.42000%	0.00	4.42000%	1	04/15/22	12/01/21	10/13/20
7	303050007	0.00	5.20900%	0.00	5.20900%	1	06/27/25	12/06/24	--
8	303050008	0.00	3.99000%	0.00	3.99000%	10	12/30/24	12/30/24	--
16	310926091	0.00	4.53000%	0.00	4.53000%	10	10/29/21	04/11/20	--
25	303050025	0.00	4.73000%	0.00	4.73000%	1	12/19/24	12/19/24	--
25	303050025	0.00	4.73000%	0.00	4.73000%	1	07/24/26	12/19/24	--
26	28000580	0.00	4.65000%	0.00	4.65000%	10	10/29/21	09/06/21	--
Totals		38,053,977.93		34,231,322.16
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
4	440000457	06/17/26	34,439,903.21	8,300,000.00	26,777,987.73	332,240.67	26,777,987.73	26,445,747.06	7,994,156.15	0.00	74,828.84	7,919,327.31	20.30%
9	310923128	08/17/22	23,775,820.60	44,300,000.00	24,975,912.20	1,200,091.60	24,975,912.20	23,775,820.60	0.00	0.00	0.00	0.00	0.00%
26	28000580	01/17/25	12,017,947.63	17,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
27	28000578	11/18/22	7,478,819.18	5,990,000.00	6,048,380.33	2,812,960.06	6,048,380.33	3,235,420.27	4,243,398.91	0.00	398,603.63	3,844,795.28	29.57%
33	28000557	11/18/24	8,939,823.22	14,885,000.00	9,195,670.24	254,605.38	9,195,670.24	8,941,064.86	0.00	0.00	0.00	0.00	0.00%
35	440000452	06/17/21	9,418,027.96	15,300,000.00	6,422,593.22	471,109.45	6,422,593.22	5,951,483.77	3,466,544.19	0.00	12,513.46	3,454,030.73	32.58%
40	28000553	02/18/21	9,157,787.18	10,800,000.00	10,707,454.48	4,301,442.87	10,707,454.48	6,406,011.61	2,751,775.57	0.00	423,957.65	2,327,817.92	23.27%
50	28000570	05/16/25	6,561,514.32	12,900,000.00	6,863,405.90	174,114.08	6,863,405.90	6,689,291.82	0.00	0.00	0.00	0.00	0.00%
63	28000585	04/17/25	4,156,026.62	7,700,000.00	4,296,481.63	72,943.77	4,296,481.63	4,223,537.86	0.00	0.00	0.00	0.00	0.00%
98	470092030	02/18/20	993,079.61	20,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			116,938,749.53	157,375,000.00	95,287,885.73	9,619,507.88	95,287,885.73	85,668,377.85	18,455,874.82	0.00	909,903.58	17,545,971.24

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
4	440000457	08/17/26	0.00	0.00	7,919,327.31	0.00	0.00	(74,828.84)	0.00	0.00	7,919,327.31
		06/17/26	0.00	0.00	7,994,156.15	0.00	0.00	7,994,156.15	0.00	0.00
9	310923128	08/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	28000580	01/27/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	28000578	07/17/23	0.00	0.00	3,844,795.28	0.00	0.00	(174,290.35)	0.00	0.00	3,844,795.28
		06/16/23	0.00	0.00	4,019,085.63	0.00	0.00	(224,313.28)	0.00	0.00
		11/18/22	0.00	0.00	4,243,398.91	0.00	0.00	4,243,398.91	0.00	0.00
33	28000557	11/18/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	440000452	06/16/23	0.00	0.00	3,454,030.73	0.00	0.00	(12,513.46)	0.00	0.00	3,454,030.73
		06/17/21	0.00	0.00	3,466,544.19	0.00	0.00	3,466,544.19	0.00	0.00
40	28000553	04/17/23	0.00	0.00	2,327,817.92	0.00	0.00	(367,657.65)	0.00	0.00	2,327,817.92
		03/17/21	0.00	0.00	2,695,475.57	0.00	0.00	(56,300.00)	0.00	0.00
		02/18/21	0.00	0.00	2,751,775.57	0.00	0.00	2,751,775.57	0.00	0.00
50	28000570	05/16/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
63	28000585	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
98	470092030	02/25/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	17,545,971.24	0.00	0.00	17,545,971.24	0.00	0.00	17,545,971.24

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	(211.95)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,666.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	64,047.95	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	16,627.86	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	(36,093.20)	0.00	0.00	(98.77)	0.00	0.00	0.00
Total	0.00	0.00	13,454.72	0.00	0.00	(19,465.34)	0.00	64,047.95	(98.77)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		57,938.56

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Supplemental Notes
None

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